Leases - Summary of cash flow payments of lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 445,614	¥ 370,606
Supplemental noncash information:
Right-of-use assets obtained	¥ 696,883	¥ 2,071,948